Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stock-Based Compensation

NOTE 3. Stock-Based Compensation

The Company has two stock-based compensation plans: the 2006 Equity Incentive Plan (“2006 Plan”) and the 2015 Equity Incentive Plan (“2015 Plan”), both of which were approved by our stockholders. As of September 30, 2017, options to purchase 124,000 and 47,000 shares were outstanding under the 2006 Plan and the 2015 Plan, respectively, and a total of 260,000 shares were available for grant under the 2015 Plan. No options are available for grant under the 2006 Plan.

The Company’s stock options vest on an annual or a monthly basis. Stock options generally are exercisable for up to seven years after grant, subject to continued employment or service. The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period of the award, which is generally the option vesting term. Such amount may change as a result of additional grants, forfeitures, modifications in assumptions and other factors. Income tax effects of share-based payments are recognized in the financial statements for those awards which will normally result in tax deductions under existing tax law. During the three and nine months ended September 30, 2017, we recorded an expense of $35,000 and $111,000, respectively, related to options previously granted. During the three and nine months ended September 30, 2016, we recorded an expense of $70,000 and $225,000, respectively, related to options previously granted. Under current U.S. federal tax law, we receive a compensation expense deduction related to non-qualified stock options only when those options are exercised and vested shares are received. Accordingly, the financial statement recognition of compensation expense for non-qualified stock options creates a deductible temporary difference that results in a deferred tax asset and a corresponding deferred tax benefit in our consolidated statements of operations.

During the nine months ended September 30, 2017 and 2016, the Company did not grant any stock options. As of September 30, 2017, there was $20,000 of total unrecognized compensation expense related to non-vested stock options. That expense is expected to be recognized over the remaining weighted-average period of 0.17 years.

A summary of option activity under both the 2006 Plan and the 2015 Plan as of September 30, 2017 and changes during the nine months then ended is presented in the table below (shares in thousands):

	Shares	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life in Years
Outstanding at December 31, 2016	215	$5.20	3.82
Granted	—	$—	—
Exercised	—	$—	—
Expired	(28)	$3.40	—
Cancelled/Forfeited	(16)	$5.85	—

Outstanding at September 30, 2017	171	$5.45	3.52

Vested and expected to vest	170	$5.45	3.51
Exercisable at September 30, 2017	165	$5.35	3.46

A summary of the status of the Company’s non-vested options at September 30, 2017 and changes during the nine months then ended is presented below (shares in thousands):

	Shares	Weighted-average grant-date fair value
Non-vested at December 31, 2016	27	$5.95
Granted	—	$—
Vested	(19)	$5.95
Cancelled/Forfeited	(2)	$5.95

Non-vested at September 30, 2017	6	$5.95

The Company’s share-based compensation is classified in the same expense line item as cash compensation. Information about share-based compensation included in the unaudited results of operations for the three and nine months ended September 30, 2017 and 2016 is as follows (in thousands):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Officer compensation	$19	$33	$56	$99
Non-employee directors	9	16	27	48
Sales, general and administrative	7	21	28	78

Total stock option expense, included in total operating expenses	$35	$70	$111	$225

NOTE 9 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized the issuance of 10,000,000 shares of preferred stock, which may be issued from time to time in one or more series by the Board of Directors. In addition, the Board is authorized to set the rights, preferences, privileges and restrictions of these shares, including dividends rights, conversion rights, voting rights and liquidation preferences. These shares may have rights senior to those of the Company’s common stock holders. As of December 31, 2016 and 2015, the Company did not have any preferred shares outstanding.

Common Stock

The Company has authorized the issuance of 40,000,000 shares of common stock. As of both December 31, 2016 and 2015, a total of 14,388,728 shares were outstanding.

Stock Options

The Company has two stock-based compensation plans: the 2006 Equity Incentive Plan (“2006 Plan”) and the 2015 Equity Incentive Plan (“2015 Plan”), both of which were approved by our stockholders. As of December 31, 2016, options to purchase 810,000 and 265,000 shares were outstanding under the 2006 Plan and the 2015 Plan, respectively, and a total of 1,080,000 shares were available for grant under the 2015 Plan. No options or other equity awards are available for grant under the 2006 Plan.

The 2015 Plan was approved by stockholders in June 2015, with 1,205,749 shares of the Company’s common stock authorized for issuance thereunder. Shares subject to outstanding options under the 2006 Plan that cease to be subject to such options, such as by expiration or forfeiture, also become available for issuance under the 2015 Plan, up to an aggregate maximum of 958,668 shares. The 2015 Plan is intended to provide incentives to key employees, officers, directors and consultants who provide significant services to the Company. The exercise price is determined by the Compensation Committee, but must be at least equal to the fair market value of the common stock on the date of grant of such option. The Compensation Committee also establishes the vesting schedule for each option granted and the term of each option, which cannot exceed 10 years from the date of grant. In the event of termination, vested options generally must be exercised within three months. In a change of control, if outstanding awards under the 2015 Plan are assumed or substituted by a successor company, such awards do not automatically fully vest but may become fully vested in the event of a qualifying termination following such change of control. Outstanding options granted under the 2006 Plan provide 100% vesting upon a change of control of the Company.

The Company’s stock options vest on an annual or a monthly basis. The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period of the award, which is generally the option vesting term. Options granted generally vest over a two-year or three-year period. Income tax effects of share-based payments are recognized in the financial statements for those awards which will normally result in tax deductions under existing tax law. Under current U.S. federal tax law, we would receive a compensation expense deduction related to non-qualified stock options only when those options are exercised and vested shares are received. Accordingly, the financial statement recognition of compensation expense for non-qualified stock options creates a deductible temporary difference which results in a deferred tax asset and a corresponding deferred tax benefit in the income statement.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants in 2015 and 2014: risk-free interest rates of 1.94% and 1.56%, respectively, based on the U.S. Treasury yields in effect at the time of grant; expected dividend yields of 0% as the Company has not, and does not intend to, issue dividends; and expected lives of 4 to 6 years based upon the historical life of the Company’s options. For grants in 2015 and 2014, the expected volatility used ranged from 93.41% to 96.65% based on the Company’s historical stock price fluctuations for a period matching the expected life of the options. No stock options were granted during 2016.

A summary of stock option activity for the year ended December 31, 2016 is as follows (shares and aggregate intrinsic value in thousands):

	Shares	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2015	1,257	$1.04
Granted	—	$—
Expired	(108)	$0.51
Forfeited	(74)	$1.73

Outstanding at December 31, 2016	1,075	$1.04	3.82 years	$—

Vested and expected to vest	1,055	$1.03	3.78 years	$—

Exercisable at December 31, 2016	943	$0.97	3.53 years	$—

There was no aggregate intrinsic value in the outstanding stock options at December 31, 2016 because the closing price of our stock at that date was $0.38 per share, which price was below the exercise price of all outstanding options.

A summary of the status of the Company’s non-vested options at December 31, 2016, and changes during the year then ended are presented below (shares in thousands):

	Shares	Weighted-average grant-date fair value
Non-vested at December 31, 2015	450	$1.16
Granted	—	$—
Vested	(276)	$1.09
Forfeited	(41)	$1.45

Non-vested at December 31, 2016	133	$1.19

The weighted-average per share grant-date fair values of options granted during 2015 and 2014 were $1.25 and $0.93, respectively. No options were granted during 2016 and no options were exercised during 2016. During the year ended December 31, 2015, a total of 30,000 option shares were exercised and the Company received $27,000 in cash, or an average of $0.89 per share, from these exercises. During the year ended December 31, 2014, a total of 174,000 option shares were exercised and the Company received $137,000 in cash, or an average of $0.79 per share, from these exercises. The unrecognized stock-based compensation expense for future periods as of December 31, 2016 is $123,000, which is expected to be recognized over a weighted-average period of approximately 0.9 years. Such amount may change as a result of future grants, forfeitures, modifications in assumptions and other factors. The total fair value of options that vested during 2016, 2015 and 2014 was $302,000, $205,000 and $80,000, respectively.

The following table summarizes share-based compensation expense for the years ended December 31 (in thousands):

	2016	2015	2014
Selling, general and administrative:
Non-employee directors	$62	$47	$19
Officers	130	97	39
Others	96	74	28

Total SG&A	288	218	86
Related deferred income tax benefits	—	—	—

Share-based compensation expense	$288	$218	$86